Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of geographical areas [line items]
REVENUE	$ 2,618.1	$ 2,127.7	[1]	$ 2,546.5	[1]
North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,601.0	1,245.0		1,266.1
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	297.6	327.0		377.1
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	59.8	42.1		141.3
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	46.4	120.3		28.1
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	570.5	367.5		700.0
Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	42.8	25.8		33.9
Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	5,462.6	5,071.1		5,859.4
Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	3,345.6	2,959.0		3,337.9
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	923.7	966.0		691.6
Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	377.0	432.0		859.5
Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	76.4	150.0		51.6
Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	603.3	443.0		748.9
Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	136.6	121.1		169.9
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	2,234.4	2,358.3		2,771.4
Commercial Aviation [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,399.8	1,449.4		1,795.5
Commercial Aviation [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	508.2	519.1		200.1
Commercial Aviation [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	256.9	324.1		670.3
Commercial Aviation [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	17.0	11.9		0.5
Commercial Aviation [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	0.7	0.2		0.9
Commercial Aviation [member] | Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	51.8	53.6		104.1
Defense and Security [member]
Disclosure of geographical areas [line items]
REVENUE	775.3	612.1		853.7
Defense and Security [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	775.3	612.1		853.7
Defense and Security [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	202.8	145.7		93.3
Defense and Security [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	96.7	122.8		133.5
Defense and Security [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	4.3	1.6		13.7
Defense and Security [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	2.7	68.3		5.4
Defense and Security [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	431.8	258.9		587.1
Defense and Security [member] | Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	37.0	14.8		20.7
Executive Jets [member]
Disclosure of geographical areas [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Executive Jets [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Executive Jets [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,181.6	936.7		1,006.8
Executive Jets [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	118.8	127.4		161.7
Executive Jets [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	20.3	1.6		94.1
Executive Jets [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	21.6	22.5		0.6
Executive Jets [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	54.7	16.1		17.1
Service and Support [member]
Disclosure of geographical areas [line items]
REVENUE	437.2	399.8		398.3
Service and Support [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,046.7	980.8		922.2
Service and Support [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	560.7	422.2		421.0
Service and Support [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	200.0	196.7		196.3
Service and Support [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	95.5	104.7		81.4
Service and Support [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	35.1	47.3		45.1
Service and Support [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	107.6	157.2		133.3
Service and Support [member] | Operating Segments [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of geographical areas [line items]
REVENUE	47.8	52.7		45.1
All Other Segments [member]
Disclosure of geographical areas [line items]
REVENUE	8.6	11.5		14.2
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	9.2	15.6		31.8
All Other Segments [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	0.7	5.0		21.3
All Other Segments [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 8.5	$ 10.6		$ 10.5

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).